UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST
 (Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
VIP Global Hard Assets Fund
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 87.5%
Brazil: 0.9%
1,614,800	Brazilian Resources, Inc. (CAD) * # §	$897,546
339,700	Petroleo Brasileiro S.A. (ADR)	7,626,265

		8,523,811

Canada: 16.9%
303,200	Agnico-Eagle Mines Ltd. (USD)	18,046,464
1,188,900	First Quantum Minerals Ltd.	15,827,040
462,000	Goldcorp, Inc. (USD)	21,085,680
1,392,800	IAMGOLD Corp. (USD)	27,549,584
953,719	Kinross Gold Corp.	14,170,632
584,000	Kinross Gold Corp. (USD)	8,631,520
59,004	Kinross Gold Corp. Warrants (CAD 21.30, expiring 09/17/14) *	137,389
1,517,500	Osisko Mining Corp. *	19,216,743
776,900	Pacific Rubiales Energy Corp.	16,458,803
441,700	Potash Corp of Saskatchewan, Inc. (USD)	19,090,274
265,000	Teck Resources Ltd. (USD)	7,735,350

		167,949,479

China / Hong Kong: 0.6%
2,658,100	Yanzhou Coal Mining Co. Ltd. #	5,682,355

Kuwait: 0.6%
15,562,437	Kuwait Energy Co. K.S.C.C. * # § ø	5,981,189

Norway: 1.7%
622,800	SeaDrill Ltd. #	17,199,410

Switzerland: 3.6%
378,200	Noble Corp. (USD)	11,100,170
2,024,800	Weatherford International Ltd. (USD) *	24,722,808

		35,822,978

United Kingdom: 9.0%
5,512,500	Afren Plc * #	6,915,520
15,000	African Minerals Ltd. * # ø	89,284
741,400	African Minerals Ltd. * #	4,413,027
262,700	Antofagasta Plc #	3,750,993
643,200	BHP Billiton Plc #	17,182,396
244,700	Ensco Plc (ADR)	9,893,221
668,100	Heritage Oil Ltd. * #	2,409,627
185,600	Randgold Resources Ltd. (ADR) *	17,951,232
276,300	Vedanta Resources Plc #	4,696,679
1,746,100	Xstrata Plc #	22,049,204

		89,351,183

United States: 54.2%
751,805	Alpha Natural Resources, Inc. *	13,299,430
633,000	Anadarko Petroleum Corp.	39,910,650
149,300	Apache Corp.	11,979,832
269,200	Berry Petroleum Co.	9,524,296
674,900	Brigham Exploration Co. *	17,047,974
203,800	Cabot Oil & Gas Corp.	12,617,258
580,500	Cameron International Corp. *	24,113,970
287,600	Cimarex Energy Co.	16,019,320
140,400	Cliffs Natural Resources, Inc.	7,184,268
205,950	Concho Resources, Inc. *	14,651,283
616,000	Consol Energy, Inc.	20,900,880
65,700	Cummins, Inc.	5,365,062
360,100	Diamond Offshore Drilling, Inc.	19,711,874
283,000	Dril-Quip, Inc. *	15,256,530
1,947,370	Far East Energy Corp. *	370,000
419,074	Far East Energy Corp. Warrants (USD 1.25, expiring 12/28/14) * #	9,429
140,300	Green Plains Renewable Energy, Inc. *	1,308,999
933,300	Halliburton Co.	28,484,316
887,600	HollyFrontier Corp.	23,272,872
135,800	Jacobs Engineering Group, Inc. *	4,384,982
416,800	Key Energy Services, Inc. *	3,955,432
1,216,300	Louisiana-Pacific Corp. *	6,203,130

VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

189,300	National Oilwell Varco, Inc.	9,695,946
580,950	Newfield Exploration Co. *	23,057,906
686,200	Newmont Mining Corp.	43,161,980
220,900	Noble Energy, Inc.	15,639,720
378,300	Occidental Petroleum Corp.	27,048,450
233,300	Peabody Energy Corp.	7,904,204
283,100	Pioneer Natural Resources Co.	18,619,487
314,800	QEP Resources, Inc.	8,521,636
559,400	Schlumberger Ltd.	33,412,962
88,300	SM Energy Co.	5,355,395
491,400	Steel Dynamics, Inc.	4,874,688
346,500	Terex Corp. *	3,555,090
199,300	The Mosaic Co.	9,759,721
849,300	Western Refining, Inc. *	10,582,278
611,500	Whiting Petroleum Corp. *	21,451,420

		538,212,670

Total Common Stocks
(Cost: $843,921,096)		868,723,075

EXCHANGE TRADED FUND: 2.6%
(Cost: $20,091,658)
165,500	SPDR Gold Trust *	26,162,240

MONEY MARKET FUND: 10.1%
(Cost: $100,315,942)
100,315,942	AIM Treasury Portfolio - Institutional Class	100,315,942

Total Investments: 100.2%
(Cost: $964,328,696)		995,201,257
Liabilities in excess of other assets: (0.2)%		(1,913,287)

NET ASSETS: 100.0%		$993,287,970

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $91,276,659 which represents 9.2% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $6,878,735 which represents 0.7% of net assets.
ø	Restricted security — the aggregate value of restricted securities is $6,070,473, or 0.6% of net assets.

Restricted securities held by the Fund as of September 30, 2011 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets

African Minerals Ltd.	07/02/2009	15,000	$61,444	$89,284	0.0%
Kuwait Energy Co. K.S.C.C.	08/06/2008	15,562,437	11,764,893	5,981,189	0.6

			$11,826,337	$6,070,473	0.6%

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	20.2%	$200,897,801

Energy	56.5	562,610,663

Industrial	2.0	19,508,264

Industrial Metals	5.2	52,181,583

Precious Metals	3.4	33,524,764

Exchange Traded Fund	2.6	26,162,240

Money Market Fund	10.1	100,315,942

	100.0%	$995,201,257

VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Brazil	$7,626,265	$—	$897,546	$8,523,811

Canada	167,949,479	—	—	167,949,479

China / Hong Kong	—	5,682,355	—	5,682,355

Kuwait	—	—	5,981,189	5,981,189

Norway	—	17,199,410	—	17,199,410

Switzerland	35,822,978	—	—	35,822,978

United Kingdom	27,844,453	61,506,730	—	89,351,183

United States	538,203,241	9,429	—	538,212,670

Exchange Traded Fund	26,162,240	—	—	26,162,240

Money Market Fund	100,315,942	—	—	100,315,942

Total	$903,924,598	$84,397,924	$6,878,735	$995,201,257

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during September 30, 2011:

Balance as of 12/31/10	$8,850,899

Realized gain (loss)	—

Change in unrealized appreciation (depreciation)	(1,972,164)

Purchases	—

Sales	—

Transfers in and/or out of level 3	—

Balance as of 9/30/11	$6,878,735

See Note to Schedule of Investments

VIP GLOBAL HARD ASSETS FUND

NOTE TO SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as level 2 or level 3 in the fair value hierarchy. The price which the Fund’s may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Income Taxes—For Federal income tax purposes, the identified cost of investments owned at September 30, 2011 was $989,223,897 and net unrealized appreciation aggregated $5,977,360 of which $145,002,585 related to appreciated securities and $(139,025,225) related to depreciated securities.

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Global Hard Assets Fund

By Bruce J. Smith, Chief Financial Officer, Van Eck VIP Global Hard Assets Fund

Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck VIP Global Hard Assets Fund

Date: November 29, 2011

By Bruce J. Smith, Chief Financial Officer, Van Eck VIP Global Hard Assets Fund

Date: November 29, 2011